Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Operating Activities
Net loss	$ (17,447,705)	$ (2,746,021)
Adjustments to reconcile net loss to net cash used in operating activities
Deferred income tax	9,186	0
Depreciation	175,843	16,129
Stock-based compensation expense	153,897	139,798
Loss on SAFE Note revaluation		345,003
Rent payments (in excess of) less than average rent expense, net	25,778	(462)
Interest accrual on financing with related parties	1,413,944	22,127
Amortization of development fee with a related party	(406,004)	(349,788)
Increase (Decrease) in Operating Capital [Abstract]
Inventory	(2,961,664)
Prepaid expenses and other current assets	(347,262)	(22,025)
Other assets, net	(947,633)	(34,527)
Accounts payable	1,174,866	345,890
Accrued expenses	1,933,073	37,403
Deferred income from a related party		406,004
Other current liabilities	76,948
Lease deposits with a related party	4,000,000	(4,000,000)
Net cash used in operating activities	(13,146,733)	(5,490,681)
Investing Activities
Purchases of property and equipment	(35,682,287)	(3,615,167)
Net cash used in investing activities	(35,682,287)	(3,615,167)
Financing Activities
Payments on finance lease liability with a related party	(258,607)
Borrowings on land mortgage loan and related financing with a related party		3,774,627
Proceeds from loan agreements with related parties	32,000,000
Payments on financing obligation to a related party	(18,804)
Proceeds from stock option exercises	34,670
Preferred stock issuance costs	(86,933)	(85,193)
Other financing activities		(951)
Net cash provided in financing activities	64,706,657	14,781,811
Cash and cash equivalents
Cash - Beginning	6,031,270	355,307
Cash - Ending	21,908,907	6,031,270
Net change in cash	15,877,637	5,675,963
Noncash activities
SAFE Conversion		1,596,003
Conversion of equipment loan to a finance lease liability with a related party	2,088,655
Accrued purchases of property and equipment	2,574,304
Series A Preferred Stock
Financing Activities
Issuance of Preferred Stock		4,009,992
Series A-1 Preferred Stock
Financing Activities
Issuance of Preferred Stock		999,990
Series B Preferred Stock
Financing Activities
Issuance of Preferred Stock	4,886,976	$ 6,083,346
Series C Preferred Stock
Financing Activities
Issuance of Preferred Stock	$ 28,149,355